Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans
Employer contribution	$ 630,000	$ 672,000
Present value of defined benefit future plan	354,000
Defined Benefit Plan, Expected Amortization, Next Fiscal Year	50,000
Accumulated benefit obligation for the defined benefit pension plan	$ 5,929,000	$ 5,332,000
Defined benefit plan, assumptions used calculating net periodic benefit cost, expected long-term Rate of return on plan assets, decrease	50.00%	6.00%
Expense related to share-based compensation plans and ESOP	$ 178,000	$ 156,000
Fair value of shares held by the ESOP	395,312	394,283	377,870
Unearned ESOP shares amount	$ 0	$ 0
Employee Stock Option
Benefit Plans
Employer contribution	5,673,000
Defined benefit postretirement life insurance
Benefit Plans
Employer contribution	518,000
Accumulated benefit obligation	$ 2,200,000	$ 2,000,000